Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties	Major product development agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are as follows:

Product	Agreements
PS2
•On October 3, 2023, November 9, 2022 and December 27, 2022, Polestar entered into amendment agreements related to the service and joint development agreements with Volvo Cars regarding the PS2 model year updates entered on April 13, 2021. The amendment agreements added the specific fee for model year 2022 and 2023 updates. The fee Polestar agreed to pay Volvo Cars for model year 2022 and 2023 updates was $38,405. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was amended to $34,004 from $31,366.
•On June 23, 2021, Polestar entered into a supplement agreement to the PS2 car model assignment and license agreement to reconcile the actual development cost incurred by Volvo Cars and the category of technology developed for Polestar throughout 2020. The fee Polestar agreed to pay Volvo Cars under the agreement was $31,554.
•On April 13, 2021, Polestar entered into service and joint development agreements with Volvo Cars related to development of model year updates throughout the life-time of the PS2. The fee for these services is dependent on actual development costs incurred by Volvo Cars and the category of technology developed for Polestar. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was $31,366 and costs related to future model year updates are based on actual hours incurred by Volvo Cars through a cost-plus methodology.

PS3	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS4
•On March 4, 2022, Polestar entered into two technology license agreements related to the right to use Geely's PMA-1 platform and GEEA2.0 electrical architecture for the PS4 in and outside of China. Under these agreements, Polestar agreed to pay Geely a monthly license royalty fee based on the net revenue of PS4s sold each month during the vehicle's lifecycle. The agreements also include a minimum sales volume commitment for sales inside and outside of China each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for any deficit between the actual volume sold and the minimum sales volume commitment each year. Polestar also entered into a third technology license agreement with Zhejiang Zeekr Automobile Research and Development Co., Ltd ("Zeekr"), an entity controlled by Geely, related to the right to use Zeekr carry-over tophat technology in the PS4 in China. Polestar agreed to pay Zeekr a monthly license royalty fee based on the net revenue of PS4s sold each month in China during the vehicle's lifecycle. The agreement also includes a minimum sales volume commitment for China for each year during the vehicle's lifecycle. Polestar is required to pay Zeekr compensation for any deficit in China between the actual volume sold and the minimum sales volume commitment each year.
•On December 30, 2021, Polestar entered into a technology license agreement with Zeekr related to the right to use certain Zeekr carry-over tophat technology in the PS4 outside of China. This agreement has terms similar to those included in the agreement signed with Zeekr on March 4, 2022 regarding Zeekr technology used in the PS4 in China, except the minimum sales volume commitment thresholds are different and pertain to sales outside of China.
•On December 28, 2021, Polestar entered into a R&D service agreement for the development phase of the PS4 beginning after the program confirmation milestone; ending with the final status report from Geely in 2025. The service charges are required to be paid in eight installments through 2025, based on predefined project milestones, and was calculated based on time and materials estimated to be incurred by Geely through 2025 under a cost-plus methodology. The total fee Polestar agreed to pay Geely through 2025 was $368,718.
•On January 18, 2021, Polestar entered into a R&D service agreement for the concept phase of the PS4; ending at the program confirmation milestone. The service charge was a fixed price compensation dependent on the hours and resources required for the services to be performed by Geely throughout 2021, based on predefined project milestones. The total fee Polestar agreed to pay Geely throughout 2021 was $23,718.

PS5
•On September 28, 2023, Polestar entered into a technology license agreement with Geely related to the right to use Zeekr's ZEEA2.5 and Geely's GEEA2.0 electrical architectures for the PS5. The total license fee of $31,245 is required to be paid in two installments: a payment of $14,011 that occurred in October 2023 and a payment of $17,234 in December 2024.

PS6	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
Major manufacturing agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are listed below.

Product	Agreements
PS2	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS3
•On December 8, 2023, Polestar entered into an asset transfer agreement with Geely under which Polestar agreed to sell Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 to Geely in exchange for $156,056. This agreement was accounted for as a financing transaction instead of a sale due to the terms of the agreement and the terms of other agreements with Volvo Cars and Geely that were signed on January 8, 2024 and March 3, 2024. Refer to the Financing section of this footnote and Note 30 - Subsequent events for more details.
•On March 17, 2021 and March 23, 2021, Polestar entered into two financial undertaking agreements with Volvo Cars related to investments required prior to production of the PS3 in Volvo Cars' plant in Ridgeville, South Carolina. Under the first agreement, Volvo Cars agreed to invest $49,969 in common equipment that will be utilized in the production of both the PS3 and certain Volvo Cars branded vehicles and Polestar committed to pay Volvo Cars for its share of use of the common equipment via piece price of each PS3 produced. Under the second agreement, Volvo Cars agreed to invest $40,451 in PS3 unique equipment that will be utilized in the production of only the PS3 and Polestar committed to pay Volvo Cars for use of the PS3 unique equipment via piece price of each PS3 produced. Both agreements subject Polestar to making a lump sum payment to Volvo Cars in the event that Volvo Cars' investment costs are not recovered prior to the end of production of the PS3.

PS4
•On November 9, 2023, Polestar entered into a framework agreement with Geely and Renault Korea Motors Co., Ltd .("RKM") related to the production of the PS4 in RKM's plant in Busan, South Korea for sale in South Korea, Canada, and the United States. Under the agreement, Polestar agreed to pay RKM per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, long-lived asset, and outbound logistics fees. The agreement includes a purchase volume commitments for each year during the vehicle's lifecycle and Polestar is required to pay RKM compensation each year if the purchase volume commitment is not met. Between signing of the agreement and 2026, Polestar, Geely, and RKM are committed to invest approximately $242,000 to prepare the plant for production of the PS4. Polestar's share of the commitments that are required to be paid outside of piece price of each PS4 produced total approximately $200,000 and approximately $38,000 are required to be paid in piece price. The remaining commitment will be paid by Geely.
•On July 17, 2023 and July 24, 2023, Polestar entered into two manufacturing and vehicle supply agreements with Geely related to production of the PS4 in Geely's plant in Hangzhou, China for sale in and outside of China. Under the agreements, Polestar agreed to pay Geely per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, and outbound logistics fees. The agreements include purchase volume commitments for each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for the deficit between the actual volume purchased during the year and 90% of Polestar's fixed reserved volume for the year. Polestar's fixed reserve volume for each year is negotiated and agreed upon in November of the year prior.
•On January 17, 2022, Polestar entered into a tooling and equipment agreement with Geely related to PS4 unique equipment, tooling, and launch costs related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a total of $60,948 for PS4 unique equipment, tooling, and launch costs on behalf of Polestar and Polestar agreed to pay Geely in seven installments at certain pre-defined milestones between contract signing and February 2024. The cost to Polestar for PS4 unique equipment and tooling is $39,371 and $21,577 for PS4 launch costs.
•On December 23, 2021, Polestar entered into a unique vendor tooling agreement with Geely related to PS4 unique vendor tooling related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a maximum of $83,646 for PS4 unique vendor tooling on behalf of Polestar and Polestar agreed to pay Geely monthly as costs are incurred.

PS5

•On July 26, 2022, Polestar entered into a vehicle supply agreement with AECQ related to the production of PS5 prototypes. Under the agreement, AECQ agreed to manufacture and sell Polestar prototypes of the PS5 for a total cost of $25,398 that was determined under a cost-plus methodology. On February 3, 2023, the agreement was amended to change the timing and composition of prototypes, including adding production for spare parts and components, and increased the total cost to $25,783. On December 1, 2023, the agreement was amended again for similar reasons and increased the total cost to $27,290.

The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	86,460	64,558	79,646
Volvofinans Bank AB	46,319	68,391	52,973
Wuhan Lotus Cars Co., LTD.	5,470	—	—
Geely	425	—	2,347
Total	$138,674	$132,949	$134,966
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	2,341,970	2,215,643	558,007
Geely	252,888	248,553	1,200,295
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	7,215	555	—
Volvofinans Bank AB	463	1,003	5,748
Other related parties	15	8	—
Total	$2,602,551	$2,465,762	$1,764,050
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely.

	As of December 31,
	2023	2022
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	(Restated)	(Restated)
Volvo Cars	494,170	1,089,144
Geely	195,255	70,583
Polestar Times Technology	30,668	—

Volvofinans Bank AB	2,124	1,389
Other related parties	751	533
Total	$722,968	$1,161,649

	As of December 31,
	2023	2022
Interest-bearing current liabilities - related parties	(Restated)	(Restated)
Volvo Car Financial Services UK	44,878	17,133
Geely	18,308	—
Volvo Cars	10,628	9,928
Total	$73,814	$27,061

	As of December 31,
Other non-current interest-bearing liabilities - related parties	2023	2022
	(Restated)
Volvo Cars	1,049,828	43,643
Geely	363,429	—
Total	$1,413,257	$43,643
The Group’s interest expense related to related party liabilities is as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)
Interest expense - related parties	92,034	37,946	30,832
Amounts due from related parties
Amounts due from related parties include transactions related to the sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines discussed above.

	As of December 31,
	2023	2022
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	(Restated)
Volvo Cars	167,989	124,531
Geely	44,979	3
Wuhan Lotus Cars Co., LTD.	4,574	—
Polestar Times Technology	4,177	—
Volvofinans Bank AB	954	3,751
Other related parties	534	—
Total	$223,207	$128,285